Schedule of Investments (unaudited)
WisdomTree Short-Duration Income Digital Fund (WTSIX)
March 31, 2026

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
WisdomTree Floating Rate Treasury Fund(a)	3,501	$176,240
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,827	172,272
WisdomTree Mortgage Plus Bond Fund(a)	5,266	232,767
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,793	232,557
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	7,336	349,047
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $1,149,562)		1,162,883
Other Assets less Liabilities — 0.1%		1,015
NET ASSETS — 100.0%		$1,163,898

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$152,490	$27,473	$3,821	$(9)	$107	$176,240	$4,796
WisdomTree Interest Rate Hedged High Yield Bond Fund	157,809	25,262	7,755	(46)	(2,998)	172,272	7,372
WisdomTree Mortgage Plus Bond Fund	206,062	33,263	5,158	(59)	(1,341)	232,767	7,362
WisdomTree U.S. Short Term Corporate Bond Fund	207,071	32,512	5,624	(30)	(1,372)	232,557	7,279
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	308,666	50,420	7,720	(30)	(2,289)	349,047	10,622
Total	$1,032,098	$168,930	$30,078	$(174)	$(7,893)	$1,162,883	$37,431

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,162,883	$–	$–	$1,162,883
Total Investments in Securities	$1,162,883	$–	$–	$1,162,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

March 31, 2026

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
United States — 100.0%
iShares Core S&P 500 ETF	219	$143,053
JPMorgan BetaBuilders Europe ETF	532	38,522
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,123	66,504
Vanguard High Dividend Yield ETF	507	75,087
Vanguard International High Dividend Yield ETF	1,016	95,748
WisdomTree Emerging Markets High Dividend Fund(a)	1,542	76,622
WisdomTree International Quality Dividend Growth Fund(a)	961	38,574
WisdomTree Japan Hedged Equity Fund(a)	243	38,535
WisdomTree U.S. Quality Dividend Growth Fund(a)	2,161	189,822
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	883	46,762
WisdomTree U.S. Total Dividend Fund(a)	1,638	141,458
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $806,225)		950,687
Other Assets less Liabilities — 0.0%		324
NET ASSETS — 100.0%		$951,011

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$56,295	$19,307	$5,237	$(28)	$6,285	$76,622	$2,141
WisdomTree International Quality Dividend Growth Fund	29,056	10,346	1,056	(28)	256	38,574	346
WisdomTree Japan Hedged Equity Fund	27,082	10,195	10,083	567	10,774	38,535	134
WisdomTree U.S. Quality Dividend Growth Fund	164,549	54,109	36,890	1,711	6,343	189,822	1,835
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	19,644	26,138	2,958	(108)	4,046	46,762	598
WisdomTree U.S. Total Dividend Fund	101,388	35,425	4,583	(30)	9,258	141,458	1,855
Total	$398,014	$155,520	$60,807	$2,084	$36,962	$531,773	$6,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$950,687	$–	$–	$950,687
Total Investments in Securities	$950,687	$–	$–	$950,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

March 31, 2026

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 99.9%
United States — 99.9%
iShares Core S&P 500 ETF	42	$27,435
JPMorgan BetaBuilders Europe ETF	189	13,686
State Street SPDR Portfolio S&P 400 Mid Cap ETF	374	22,148
Vanguard High Dividend Yield ETF	137	20,290
Vanguard International High Dividend Yield ETF	289	27,235
WisdomTree Emerging Markets High Dividend Fund(a)	480	23,851
WisdomTree International Quality Dividend Growth Fund(a)	341	13,688
WisdomTree Japan Hedged Equity Fund(a)	64	10,149
WisdomTree Managed Futures Strategy Fund(a)	422	16,748
WisdomTree U.S. High Yield Corporate Bond Fund(a)	589	26,823
WisdomTree U.S. Quality Dividend Growth Fund(a)	310	27,230
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	254	13,451
WisdomTree U.S. Total Dividend Fund(a)	528	45,598
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	1,149	49,924
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $303,063)		338,256
Other Assets less Liabilities — 0.1%		252
NET ASSETS — 100.0%		$338,508

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$14,583	$9,256	$1,656	$(9)	$1,677	$23,851	$555
WisdomTree International Quality Dividend Growth Fund	8,602	5,444	288	12	(82)	13,688	102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

March 31, 2026

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree Japan Hedged Equity Fund	5,942	4,892	3,174	72	2,417	10,149	29
WisdomTree Managed Futures Strategy Fund	9,992	6,400	1,016	4	1,368	16,748	346
WisdomTree U.S. High Yield Corporate Bond Fund	7,929	19,405	322	(3)	(186)	26,823	449
WisdomTree U.S. Quality Dividend Growth Fund	22,359	11,641	7,647	708	169	27,230	233
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,772	7,473	786	(29)	1,021	13,451	155
WisdomTree U.S. Total Dividend Fund	27,037	17,868	1,530	(10)	2,233	45,598	506
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	29,188	22,622	1,446	(21)	(419)	49,924	1,196
Total	$131,404	$105,001	$17,865	$724	$8,198	$227,462	$3,571

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$338,256	$–	$–	$338,256
Total Investments in Securities	$338,256	$–	$–	$338,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Siegel Moderate Digital Fund (MODRX)

March 31, 2026

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
United States — 100.0%
iShares 10-20 Year Treasury Bond ETF	186	$18,734
iShares Core S&P 500 ETF	43	28,088
JPMorgan BetaBuilders Europe ETF	143	10,355
State Street SPDR Portfolio S&P 400 Mid Cap ETF	232	13,739
Vanguard High Dividend Yield ETF	110	16,291
Vanguard International High Dividend Yield ETF	240	22,618
WisdomTree Emerging Markets High Dividend Fund(a)	331	16,447
WisdomTree Emerging Markets Local Debt Fund(a)	239	6,649
WisdomTree Floating Rate Treasury Fund(a)	93	4,682
WisdomTree International Quality Dividend Growth Fund(a)	255	10,236
WisdomTree Japan Hedged Equity Fund(a)	52	8,246
WisdomTree Mortgage Plus Bond Fund(a)	696	30,764
WisdomTree U.S. High Yield Corporate Bond Fund(a)	184	8,379
WisdomTree U.S. Quality Dividend Growth Fund(a)	565	49,630
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	179	9,479
WisdomTree U.S. Total Dividend Fund(a)	355	30,658
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	1,256	54,573
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $312,091)		339,568
Other Assets less Liabilities — 0.0%		149
NET ASSETS — 100.0%		$339,717

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$10,236	$6,503	$1,459	$(2)	$1,169	$16,447	$385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Siegel Moderate Digital Fund (MODRX)

March 31, 2026

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree Emerging Markets Local Debt Fund	4,138	2,694	175	5	(13)	6,649	101
WisdomTree Floating Rate Treasury Fund	2,767	1,962	50	(0)^	3	4,682	99
WisdomTree International Quality Dividend Growth Fund	6,620	3,950	286	21	(69)	10,236	78
WisdomTree Japan Hedged Equity Fund	4,914	3,596	2,293	60	1,969	8,246	24
WisdomTree Mortgage Plus Bond Fund	18,475	13,040	530	(11)	(210)	30,764	744
WisdomTree U.S. High Yield Corporate Bond Fund	5,071	3,516	93	(0)^	(115)	8,379	287
WisdomTree U.S. Quality Dividend Growth Fund	34,333	20,351	6,310	325	931	49,630	399
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	3,584	5,960	733	(25)	693	9,479	105
WisdomTree U.S. Total Dividend Fund	18,449	11,707	1,029	(12)	1,543	30,658	341
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	32,461	23,716	1,137	(22)	(445)	54,573	1,320
Total	$141,048	$96,995	$14,095	$339	$5,456	$229,743	$3,883

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$339,568	$–	$–	$339,568
Total Investments in Securities	$339,568	$–	$–	$339,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	5	$8,645
Netherlands — 0.0%
Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV	27	5,315
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	465	8,779
Switzerland — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
TE Connectivity PLC	33	6,898
Thailand — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Fabrinet*	8	4,172
United Kingdom — 0.0%
Energy Equipment & Services — 0.0%
TechnipFMC PLC	73	5,046
United States — 99.6%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.*	20	8,494
Boeing Co.*	153	30,452
BWX Technologies, Inc.	15	3,067
Carpenter Technology Corp.	10	3,942
Curtiss-Wright Corp.	7	4,768
FTAI Aviation Ltd.	18	4,410
General Dynamics Corp.	70	24,025
General Electric Co.	297	84,280
HEICO Corp.	35	9,597
Howmet Aerospace, Inc.	113	26,042
L3Harris Technologies, Inc.	46	15,877
Lockheed Martin Corp.	64	38,681
Northrop Grumman Corp.	39	26,607
Rocket Lab Corp.*	74	4,752
RTX Corp.	373	71,952
TransDigm Group, Inc.	14	16,225
Woodward, Inc.	10	3,579
Total Aerospace & Defense		376,750
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	22	3,653
Expeditors International of Washington, Inc.	38	5,443
FedEx Corp.	65	23,152
United Parcel Service, Inc., Class B	213	20,955
Total Air Freight & Logistics		53,203
Automobile Components — 0.0%
Aptiv PLC*	41	2,847
Automobiles — 2.2%
Ford Motor Co.	1,011	11,667
General Motors Co.	340	25,330
Rivian Automotive, Inc., Class A*	216	3,251
Tesla, Inc.*	802	298,143
Total Automobiles		338,391
Banks — 3.5%
Bank of America Corp.	2,079	101,351
Citigroup, Inc.	465	52,736
Citizens Financial Group, Inc.	105	6,297
Fifth Third Bancorp	165	7,666
First Citizens BancShares, Inc., Class A	3	5,654
Huntington Bancshares, Inc.	335	5,243
JPMorgan Chase & Co.	746	219,443
KeyCorp	223	4,471
M&T Bank Corp.	38	7,855
PNC Financial Services Group, Inc.	101	21,017
Regions Financial Corp.	201	5,250
Truist Financial Corp.	348	15,998
U.S. Bancorp	391	20,336
Wells Fargo & Co.	926	73,719
Total Banks		547,036
Beverages — 1.1%
Coca-Cola Co.	1,148	87,305
Constellation Brands, Inc., Class A	43	6,450
Keurig Dr. Pepper, Inc.	341	8,979
Monster Beverage Corp.*	279	20,216
PepsiCo, Inc.	361	56,060
Total Beverages		179,010
Biotechnology — 1.8%
AbbVie, Inc.	455	98,958
Alnylam Pharmaceuticals, Inc.*	32	10,588
Amgen, Inc.	141	49,611
Biogen, Inc.*	34	6,233
Gilead Sciences, Inc.	336	46,828
Incyte Corp.*	39	3,671
Insmed, Inc.*	39	6,377
Natera, Inc.*	10	2,000
Regeneron Pharmaceuticals, Inc.	30	23,179
United Therapeutics Corp.*	4	2,372
Vertex Pharmaceuticals, Inc.*	65	29,025
Total Biotechnology		278,842
Broadline Retail — 3.8%
Amazon.com, Inc.*	2,809	585,030
eBay, Inc.	128	11,651
Total Broadline Retail		596,681
Building Products — 0.2%
Carrier Global Corp.	211	11,881
Johnson Controls International PLC	67	8,774
Lennox International, Inc.	9	4,177
Trane Technologies PLC	23	9,585
Total Building Products		34,417
Capital Markets — 3.2%
Ameriprise Financial, Inc.	29	12,888
Ares Management Corp., Class A	48	5,237
Bank of New York Mellon Corp.	190	22,540
Blackrock, Inc.	38	36,545
Blackstone, Inc.	299	34,382
Carlyle Group, Inc.	80	3,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

Investments	Shares	Value
Cboe Global Markets, Inc.	9	$2,530
Charles Schwab Corp.	444	41,727
CME Group, Inc.	97	28,649
Coinbase Global, Inc., Class A*	60	10,477
Goldman Sachs Group, Inc.	80	67,679
Interactive Brokers Group, Inc., Class A	37	2,482
Intercontinental Exchange, Inc.	145	22,806
KKR & Co., Inc.	231	21,367
LPL Financial Holdings, Inc.	20	6,017
Moody's Corp.	47	20,504
Morgan Stanley	408	67,144
MSCI, Inc.	21	11,319
Nasdaq, Inc.	150	12,733
Northern Trust Corp.	49	6,839
Raymond James Financial, Inc.	53	7,674
Robinhood Markets, Inc., Class A*	69	4,782
S&P Global, Inc.	81	34,452
State Street Corp.	76	9,618
T Rowe Price Group, Inc.	47	4,236
Total Capital Markets		498,498
Chemicals — 0.8%
Air Products & Chemicals, Inc.	56	16,267
Corteva, Inc.	173	14,482
Dow, Inc.	172	7,164
DuPont de Nemours, Inc.	121	5,542
Ecolab, Inc.	77	20,483
International Flavors & Fragrances, Inc.	57	4,135
Linde PLC	54	26,771
LyondellBasell Industries NV, Class A	37	2,981
PPG Industries, Inc.	60	6,413
Sherwin-Williams Co.	69	22,118
Total Chemicals		126,356
Commercial Services & Supplies — 0.6%
Cintas Corp.	119	20,128
Copart, Inc.*	274	9,097
Republic Services, Inc.	82	17,960
Rollins, Inc.	138	7,371
Veralto Corp.	65	5,747
Waste Connections, Inc.	26	4,223
Waste Management, Inc.	108	24,817
Total Commercial Services & Supplies		89,343
Communications Equipment — 1.1%
Arista Networks, Inc.*	346	42,482
Ciena Corp.*	30	11,647
Cisco Systems, Inc.	1,125	87,289
Lumentum Holdings, Inc.*	15	10,541
Motorola Solutions, Inc.	46	19,963
Ubiquiti, Inc.	7	5,532
Total Communications Equipment		177,454
Construction & Engineering — 0.2%
API Group Corp.*	81	3,282
Comfort Systems USA, Inc.	4	5,516
EMCOR Group, Inc.	4	2,953
MasTec, Inc.*	12	3,861
Quanta Services, Inc.	38	20,863
Total Construction & Engineering		36,475
Construction Materials — 0.2%
Amrize Ltd.*	99	5,546
CRH PLC	70	7,358
Martin Marietta Materials, Inc.	16	9,419
Vulcan Materials Co.	37	10,075
Total Construction Materials		32,398
Consumer Finance — 0.6%
American Express Co.	189	57,169
Capital One Financial Corp.	159	29,006
SoFi Technologies, Inc.*	107	1,699
Synchrony Financial	101	6,870
Total Consumer Finance		94,744
Consumer Staples Distribution & Retail — 2.8%
Casey's General Stores, Inc.	7	5,095
Costco Wholesale Corp.	120	119,572
Dollar General Corp.	44	5,224
Dollar Tree, Inc.*	33	3,614
Kroger Co.	201	14,544
Sysco Corp.	132	9,415
Target Corp.	113	13,696
U.S. Foods Holding Corp.*	24	2,213
Walmart, Inc.	2,127	264,344
Total Consumer Staples Distribution & Retail		437,717
Containers & Packaging — 0.1%
Amcor PLC	92	3,657
International Paper Co.	76	2,713
Packaging Corp. of America	23	4,881
Smurfit Westrock PLC	36	1,435
Total Containers & Packaging		12,686
Distributors — 0.0%
Genuine Parts Co.	34	3,595
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,954	56,646
Comcast Corp., Class A	1,143	32,816
Verizon Communications, Inc.	1,099	55,170
Total Diversified Telecommunication Services		144,632
Electric Utilities — 1.5%
Alliant Energy Corp.	67	4,808
American Electric Power Co., Inc.	145	19,007
Constellation Energy Corp.	91	25,412
Duke Energy Corp.	216	28,283
Edison International	99	7,245
Entergy Corp.	104	11,685
Evergy, Inc.	47	3,850
Eversource Energy	87	6,027
Exelon Corp.	273	13,383
FirstEnergy Corp.	146	7,396
NextEra Energy, Inc.	552	51,270
NRG Energy, Inc.	24	3,507
PG&E Corp.	545	9,576
PPL Corp.	191	7,296
Southern Co.	304	29,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

Investments	Shares	Value
Xcel Energy, Inc.	150	$11,916
Total Electric Utilities		240,003
Electrical Equipment — 1.0%
AMETEK, Inc.	59	12,647
Bloom Energy Corp., Class A*	40	5,420
Eaton Corp. PLC	40	14,307
Emerson Electric Co.	141	18,474
GE Vernova, Inc.	71	61,976
Hubbell, Inc.	14	6,870
nVent Electric PLC	26	3,075
Rockwell Automation, Inc.	29	10,408
Vertiv Holdings Co., Class A	99	24,807
Total Electrical Equipment		157,984
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	334	42,201
CDW Corp.	52	6,293
Coherent Corp.*	31	7,385
Corning, Inc.	225	30,593
Flex Ltd.*	81	5,302
Jabil, Inc.	23	6,110
Keysight Technologies, Inc.*	47	13,271
Teledyne Technologies, Inc.*	13	7,865
Total Electronic Equipment, Instruments & Components		119,020
Energy Equipment & Services — 0.2%
Baker Hughes Co.	268	16,361
Halliburton Co.	198	7,720
SLB Ltd.	156	8,017
Total Energy Equipment & Services		32,098
Entertainment — 1.4%
Liberty Media Corp.-Liberty Formula One, Class C*	63	5,356
Live Nation Entertainment, Inc.*	62	9,456
Netflix, Inc.*	1,347	129,514
ROBLOX Corp., Class A*	154	8,710
Take-Two Interactive Software, Inc.*	44	8,690
TKO Group Holdings, Inc.	19	3,831
Walt Disney Co.	504	48,576
Total Entertainment		214,133
Financial Services — 4.2%
Affirm Holdings, Inc.*	26	1,191
Apollo Global Management, Inc.	208	23,175
Berkshire Hathaway, Inc., Class B*	595	285,124
Block, Inc.*	158	9,509
Corpay, Inc.*	15	4,365
Fidelity National Information Services, Inc.	151	7,083
Fiserv, Inc.*	150	8,370
Global Payments, Inc.	65	4,375
Mastercard, Inc., Class A	256	127,913
PayPal Holdings, Inc.	265	11,986
Rocket Cos., Inc., Class A*	188	2,679
Toast, Inc., Class A*	49	1,299
Visa, Inc., Class A	543	164,116
Total Financial Services		651,185
Food Products — 0.4%
Archer-Daniels-Midland Co.	133	9,668
Bunge Global SA	37	4,706
General Mills, Inc.	146	5,434
Hershey Co.	45	9,355
Kraft Heinz Co.	294	6,612
McCormick & Co., Inc., Non-Voting Shares	65	3,279
Mondelez International, Inc., Class A	366	21,096
Tyson Foods, Inc., Class A	79	5,062
Total Food Products		65,212
Gas Utilities — 0.0%
Atmos Energy Corp.	35	6,465
Ground Transportation — 0.7%
CSX Corp.	472	19,375
JB Hunt Transport Services, Inc.	25	5,297
Old Dominion Freight Line, Inc.	54	10,552
Uber Technologies, Inc.*	512	36,828
Union Pacific Corp.	153	37,121
XPO, Inc.*	12	2,335
Total Ground Transportation		111,508
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	461	47,331
Becton Dickinson & Co.	70	11,006
Boston Scientific Corp.*	400	25,100
Dexcom, Inc.*	96	6,029
Edwards Lifesciences Corp.*	160	12,813
GE HealthCare Technologies, Inc.	106	7,545
IDEXX Laboratories, Inc.*	20	11,238
Insulet Corp.*	17	3,567
Intuitive Surgical, Inc.*	93	42,872
Medtronic PLC	130	11,264
ResMed, Inc.	38	8,530
STERIS PLC	7	1,548
Stryker Corp.	103	33,845
Zimmer Biomet Holdings, Inc.	53	4,792
Total Health Care Equipment & Supplies		227,480
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	71	15,003
Cencora, Inc.	55	17,278
Centene Corp.*	131	4,289
Cigna Group	77	20,540
CVS Health Corp.	336	24,131
Elevance Health, Inc.	57	16,687
HCA Healthcare, Inc.	71	33,600
Humana, Inc.	28	4,855
Labcorp Holdings, Inc.	21	5,603
McKesson Corp.	38	32,884
Quest Diagnostics, Inc.	29	5,683
Tenet Healthcare Corp.*	15	2,831
UnitedHealth Group, Inc.	235	63,588
Total Health Care Providers & Services		246,972
Health Care REITs — 0.2%
Ventas, Inc.	107	8,750
Welltower, Inc.	149	29,459
Total Health Care REITs		38,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

Investments	Shares	Value
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	41	$7,202
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A*	148	18,689
Booking Holdings, Inc.	9	37,893
Carnival Corp.	121	3,132
Chipotle Mexican Grill, Inc.*	368	11,780
Darden Restaurants, Inc.	27	5,293
DoorDash, Inc., Class A*	95	14,264
DraftKings, Inc., Class A*	128	2,767
Expedia Group, Inc.	33	7,619
Flutter Entertainment PLC*	19	1,937
Hilton Worldwide Holdings, Inc.	73	22,198
Las Vegas Sands Corp.	206	11,099
Marriott International, Inc., Class A	81	26,493
McDonald's Corp.	178	55,321
Royal Caribbean Cruises Ltd.	26	7,155
Starbucks Corp.	299	26,787
Yum! Brands, Inc.	74	11,506
Total Hotels, Restaurants & Leisure		263,933
Household Durables — 0.2%
DR Horton, Inc.	81	11,115
Garmin Ltd.	18	4,176
Lennar Corp., Class A	81	7,034
NVR, Inc.*	1	6,590
PulteGroup, Inc.	54	6,351
Somnigroup International, Inc.	36	2,661
Total Household Durables		37,927
Household Products — 0.8%
Church & Dwight Co., Inc.	59	5,506
Colgate-Palmolive Co.	239	20,370
Kimberly-Clark Corp.	93	8,972
Procter & Gamble Co.	667	96,341
Total Household Products		131,189
Independent Power & Renewable Electricity Producers — 0.1%
Talen Energy Corp.*	9	2,873
Vistra Corp.	99	14,883
Total Independent Power & Renewable Electricity Producers		17,756
Industrial Conglomerates — 0.4%
3M Co.	143	20,768
Honeywell International, Inc.	171	38,651
Total Industrial Conglomerates		59,419
Industrial REITs — 0.2%
Prologis, Inc.	233	30,798
Insurance — 1.5%
Aflac, Inc.	158	17,334
Allstate Corp.	75	15,551
American International Group, Inc.	182	13,695
Aon PLC, Class A	23	7,424
Arch Capital Group Ltd.*	37	3,552
Arthur J Gallagher & Co.	59	12,778
Brown & Brown, Inc.	76	4,956
Chubb Ltd.	45	14,667
Cincinnati Financial Corp.	43	6,766
F&G Annuities & Life, Inc.	4	101
Fidelity National Financial, Inc.	78	3,618
Hartford Insurance Group, Inc.	87	11,765
Loews Corp.	60	6,404
Markel Group, Inc.*	3	5,742
Marsh & McLennan Cos., Inc.	141	24,456
MetLife, Inc.	193	13,649
Principal Financial Group, Inc.	67	6,037
Progressive Corp.	169	33,503
Prudential Financial, Inc.	94	9,183
Travelers Cos., Inc.	65	18,959
Willis Towers Watson PLC	8	2,326
WR Berkley Corp.	106	7,026
Total Insurance		239,492
Interactive Media & Services — 8.5%
Alphabet, Inc., Class A	3,266	939,171
Meta Platforms, Inc., Class A	675	386,188
Pinterest, Inc., Class A*	212	3,888
Reddit, Inc., Class A*	28	3,770
Total Interactive Media & Services		1,333,017
IT Services — 0.9%
Accenture PLC, Class A	62	12,294
Cloudflare, Inc., Class A*	84	17,333
Cognizant Technology Solutions Corp., Class A	137	8,405
CoreWeave, Inc., Class A*	59	4,571
Gartner, Inc.*	20	3,167
GoDaddy, Inc., Class A*	36	2,976
International Business Machines Corp.	242	58,658
MongoDB, Inc.*	19	4,651
Snowflake, Inc.*	104	15,685
Twilio, Inc., Class A*	50	6,291
VeriSign, Inc.	26	6,457
Total IT Services		140,488
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	76	8,663
Danaher Corp.	189	35,834
Illumina, Inc.*	35	4,314
IQVIA Holdings, Inc.*	47	8,015
Medpace Holdings, Inc.*	6	2,881
Mettler-Toledo International, Inc.*	6	7,567
Thermo Fisher Scientific, Inc.	101	49,645
Waters Corp.*	23	6,850
West Pharmaceutical Services, Inc.	19	4,762
Total Life Sciences Tools & Services		128,531
Machinery — 1.7%
Caterpillar, Inc.	127	89,974
Cummins, Inc.	35	18,831
Deere & Co.	72	40,558
Dover Corp.	36	7,504
Fortive Corp.	90	4,975
Illinois Tool Works, Inc.	83	21,604
Ingersoll Rand, Inc.	103	8,252
Otis Worldwide Corp.	109	8,402
PACCAR, Inc.	132	15,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

Investments	Shares	Value
Parker-Hannifin Corp.	33	$29,543
Pentair PLC	16	1,394
Snap-on, Inc.	13	4,722
Westinghouse Air Brake Technologies Corp.	45	11,246
Xylem, Inc.	61	7,289
Total Machinery		269,540
Media — 0.2%
Charter Communications, Inc., Class A*	40	8,635
Fox Corp., Class A	130	7,592
Paramount Skydance Corp., Class B	245	2,210
Trade Desk, Inc., Class A*	133	3,018
Versant Media Group, Inc.*	56	2,073
Total Media		23,528
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	339	19,926
Newmont Corp.	299	32,367
Nucor Corp.	66	11,161
Royal Gold, Inc.	15	3,817
Steel Dynamics, Inc.	45	8,100
Total Metals & Mining		75,371
Multi-Utilities — 0.6%
Ameren Corp.	67	7,365
CenterPoint Energy, Inc.	160	6,905
CMS Energy Corp.	75	5,818
Consolidated Edison, Inc.	88	9,960
Dominion Energy, Inc.	233	14,404
DTE Energy Co.	55	8,042
NiSource, Inc.	33	1,540
Public Service Enterprise Group, Inc.	136	11,009
Sempra	169	16,422
WEC Energy Group, Inc.	79	9,146
Total Multi-Utilities		90,611
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	21	5,959
Chevron Corp.	575	118,967
ConocoPhillips	346	45,672
Coterra Energy, Inc.	176	6,185
Devon Energy Corp.	153	7,699
Diamondback Energy, Inc.	46	9,098
EOG Resources, Inc.	154	22,264
EQT Corp.	108	6,873
Expand Energy Corp.	17	1,866
Exxon Mobil Corp.	1,202	203,931
Kinder Morgan, Inc.	554	18,576
Marathon Petroleum Corp.	98	23,930
Occidental Petroleum Corp.	226	14,690
ONEOK, Inc.	143	12,926
Phillips 66	112	20,404
Targa Resources Corp.	57	14,292
Texas Pacific Land Corp.	18	8,542
Valero Energy Corp.	87	21,496
Williams Cos., Inc.	308	22,416
Total Oil, Gas & Consumable Fuels		585,786
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	170	11,302
Southwest Airlines Co.	128	4,809
United Airlines Holdings, Inc.*	85	7,826
Total Passenger Airlines		23,937
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	73	5,239
Kenvue, Inc.	515	8,879
Total Personal Care Products		14,118
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	485	29,415
Eli Lilly & Co.	269	247,418
Johnson & Johnson	627	153,264
Merck & Co., Inc.	660	79,391
Pfizer, Inc.	1,482	41,615
Zoetis, Inc.	118	13,949
Total Pharmaceuticals		565,052
Professional Services — 0.4%
Automatic Data Processing, Inc.	109	22,147
Broadridge Financial Solutions, Inc.	29	4,712
Equifax, Inc.	29	5,222
Jacobs Solutions, Inc.	28	3,564
Leidos Holdings, Inc.	35	5,443
Paychex, Inc.	92	8,475
SS&C Technologies Holdings, Inc.	62	4,189
TransUnion	13	899
Verisk Analytics, Inc.	38	7,211
Total Professional Services		61,862
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	80	10,837
CoStar Group, Inc.*	102	4,115
Zillow Group, Inc., Class C*	16	662
Total Real Estate Management & Development		15,614
Residential REITs — 0.2%
AvalonBay Communities, Inc.	37	6,044
Equity Residential	95	5,619
Essex Property Trust, Inc.	15	3,630
Invitation Homes, Inc.	161	4,001
Mid-America Apartment Communities, Inc.	30	3,664
Sun Communities, Inc.	19	2,393
Total Residential REITs		25,351
Retail REITs — 0.2%
Realty Income Corp.	180	11,012
Simon Property Group, Inc.	84	15,669
Total Retail REITs		26,681
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc.*	457	92,967
Analog Devices, Inc.	128	40,722
Applied Materials, Inc.	223	76,219
Astera Labs, Inc.*	38	4,165
Broadcom, Inc.	1,208	373,888
Credo Technology Group Holding Ltd.*	41	3,849
First Solar, Inc.*	32	6,312
Intel Corp.*	1,249	55,118
KLA Corp.	37	54,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

Investments	Shares	Value
Lam Research Corp.	353	$75,422
Marvell Technology, Inc.	251	24,862
Microchip Technology, Inc.	128	8,270
Micron Technology, Inc.	296	100,001
Monolithic Power Systems, Inc.	13	14,214
NVIDIA Corp.	6,683	1,165,515
ON Semiconductor Corp.*	116	7,183
Qnity Electronics, Inc.	60	6,923
Qualcomm, Inc.	292	37,604
Teradyne, Inc.	40	11,858
Texas Instruments, Inc.	225	43,681
Total Semiconductors & Semiconductor Equipment		2,203,252
Software — 8.4%
Adobe, Inc.*	123	29,899
AppLovin Corp., Class A*	99	39,402
Atlassian Corp., Class A*	66	4,504
Autodesk, Inc.*	61	14,603
Cadence Design Systems, Inc.*	71	19,729
Circle Internet Group, Inc.*	43	4,103
Crowdstrike Holdings, Inc., Class A*	67	26,157
Datadog, Inc., Class A*	95	11,215
Fair Isaac Corp.*	7	7,473
Fortinet, Inc.*	209	17,079
Gen Digital, Inc.	185	3,484
Guidewire Software, Inc.*	10	1,496
HubSpot, Inc.*	14	3,417
Intuit, Inc.	70	30,267
Microsoft Corp.	1,994	738,119
Oracle Corp.	677	99,593
Palantir Technologies, Inc., Class A*	622	90,986
Palo Alto Networks, Inc.*	184	29,499
PTC, Inc.*	34	4,845
Roper Technologies, Inc.	31	10,970
Salesforce, Inc.	247	46,107
ServiceNow, Inc.*	279	29,169
Strategy, Inc.*	22	2,746
Synopsys, Inc.*	49	19,428
Trimble, Inc.*	30	1,957
Tyler Technologies, Inc.*	12	4,109
Unity Software, Inc.*	75	1,646
Workday, Inc., Class A*	69	8,964
Zoom Communications, Inc., Class A*	88	7,074
Zscaler, Inc.*	42	5,892
Total Software		1,313,932
Specialized REITs — 0.7%
American Tower Corp.	119	20,537
Crown Castle, Inc.	110	8,944
Digital Realty Trust, Inc.	77	13,876
Equinix, Inc.	24	23,526
Extra Space Storage, Inc.	51	6,688
Iron Mountain, Inc.	76	7,763
Public Storage	45	12,189
SBA Communications Corp.	27	4,647
VICI Properties, Inc.	269	7,349
Weyerhaeuser Co.	183	4,471
Total Specialized REITs		109,990
Specialty Retail — 1.6%
AutoZone, Inc.*	4	13,511
Best Buy Co., Inc.	46	2,953
Burlington Stores, Inc.*	4	1,302
Carvana Co.*	11	3,458
Home Depot, Inc.	253	83,209
Lowe's Cos., Inc.	143	33,788
O'Reilly Automotive, Inc.*	238	21,970
Ross Stores, Inc.	88	19,063
TJX Cos., Inc.	313	49,986
Tractor Supply Co.	133	6,025
Ulta Beauty, Inc.*	11	5,750
Williams-Sonoma, Inc.	31	5,652
Total Specialty Retail		246,667
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	3,939	999,679
Dell Technologies, Inc., Class C	219	35,944
Everpure, Inc., Class A*	44	2,598
Hewlett Packard Enterprise Co.	436	10,381
HP, Inc.	404	7,761
IonQ, Inc.*	85	2,451
NetApp, Inc.	90	9,215
Sandisk Corp.*	28	17,789
Seagate Technology Holdings PLC	25	9,794
Super Micro Computer, Inc.*	153	3,484
Western Digital Corp.	90	24,344
Total Technology Hardware, Storage & Peripherals		1,123,440
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.*	10	1,531
NIKE, Inc., Class B	388	20,494
Tapestry, Inc.	35	4,939
Total Textiles, Apparel & Luxury Goods		26,964
Tobacco — 0.7%
Altria Group, Inc.	477	31,477
Philip Morris International, Inc.	438	72,419
Total Tobacco		103,896
Trading Companies & Distributors — 0.3%
Fastenal Co.	307	14,245
Ferguson Enterprises, Inc.	21	4,898
United Rentals, Inc.	18	13,114
WW Grainger, Inc.	13	14,181
Total Trading Companies & Distributors		46,438
Water Utilities — 0.0%
American Water Works Co., Inc.	50	6,805
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	323	67,840
Total United States		15,587,771
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $12,879,219)		15,626,626
Other Assets less Liabilities — 0.2%		28,299
NET ASSETS — 100.0%		$15,654,925

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,626,626	$–	$–	$15,626,626
Total Investments in Securities	$15,626,626	$–	$–	$15,626,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 100.0%
Brazil — 0.5%
Broadline Retail — 0.5%
MercadoLibre, Inc.*	14	$24,207
Netherlands — 0.4%
Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV	91	17,914
South Korea — 0.3%
Broadline Retail — 0.3%
Coupang, Inc.*	757	14,292
Switzerland — 0.5%
Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity PLC	99	20,693
United States — 98.3%
Automobiles — 3.9%
Tesla, Inc.*	494	183,644
Biotechnology — 5.5%
AbbVie, Inc.	331	71,989
Alnylam Pharmaceuticals, Inc.*	48	15,882
Amgen, Inc.	126	44,333
Biogen, Inc.*	24	4,400
Gilead Sciences, Inc.	308	42,926
Insmed, Inc.*	97	15,862
Natera, Inc.*	22	4,400
Regeneron Pharmaceuticals, Inc.	35	27,042
Vertex Pharmaceuticals, Inc.*	67	29,918
Total Biotechnology		256,752
Broadline Retail — 7.4%
Amazon.com, Inc.*	1,568	326,567
eBay, Inc.	233	21,208
Total Broadline Retail		347,775
Communications Equipment — 3.0%
Arista Networks, Inc.*	297	36,466
Ciena Corp.*	23	8,929
Cisco Systems, Inc.	765	59,356
Motorola Solutions, Inc.	61	26,472
Ubiquiti, Inc.	10	7,903
Total Communications Equipment		139,126
Diversified Telecommunication Services — 0.7%
Comcast Corp., Class A	1,033	29,657
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	284	35,883
Corning, Inc.	283	38,480
Keysight Technologies, Inc.*	27	7,624
Total Electronic Equipment, Instruments & Components		81,987
Entertainment — 2.4%
Live Nation Entertainment, Inc.*	37	5,643
Netflix, Inc.*	829	79,708
ROBLOX Corp., Class A*	232	13,122
Take-Two Interactive Software, Inc.*	81	15,998
Total Entertainment		114,471
Financial Services — 0.9%
Block, Inc.*	307	18,475
Fidelity National Information Services, Inc.	87	4,081
Fiserv, Inc.*	83	4,632
PayPal Holdings, Inc.	360	16,283
Total Financial Services		43,471
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A*	80	14,053
Household Durables — 0.4%
Garmin Ltd.	93	21,577
Interactive Media & Services — 11.9%
Alphabet, Inc., Class A	1,255	360,888
Meta Platforms, Inc., Class A	337	192,808
Reddit, Inc., Class A*	20	2,693
Total Interactive Media & Services		556,389
IT Services — 2.9%
Accenture PLC, Class A	139	27,562
Cloudflare, Inc., Class A*	114	23,523
Cognizant Technology Solutions Corp., Class A	237	14,540
CoreWeave, Inc., Class A*	50	3,874
International Business Machines Corp.	185	44,842
MongoDB, Inc.*	11	2,692
Snowflake, Inc.*	114	17,194
Total IT Services		134,227
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	136	15,501
Danaher Corp.	168	31,853
IQVIA Holdings, Inc.*	84	14,325
Mettler-Toledo International, Inc.*	4	5,045
Thermo Fisher Scientific, Inc.	83	40,797
Total Life Sciences Tools & Services		107,521
Media — 0.1%
Charter Communications, Inc., Class A*	22	4,749
Versant Media Group, Inc.*	39	1,444
Total Media		6,193
Professional Services — 1.0%
Automatic Data Processing, Inc.	113	22,959
Equifax, Inc.	21	3,782
Paychex, Inc.	170	15,660
Verisk Analytics, Inc.	22	4,175
Total Professional Services		46,576
Semiconductors & Semiconductor Equipment — 25.5%
Advanced Micro Devices, Inc.*	308	62,656
Analog Devices, Inc.	119	37,859
Applied Materials, Inc.	165	56,395
Broadcom, Inc.	862	266,798
Credo Technology Group Holding Ltd.*	28	2,628
First Solar, Inc.*	19	3,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2026

Investments	Shares	Value
Intel Corp.*	974	$42,983
KLA Corp.	30	44,172
Lam Research Corp.	274	58,543
Marvell Technology, Inc.	252	24,961
Microchip Technology, Inc.	73	4,716
Micron Technology, Inc.	226	76,352
Monolithic Power Systems, Inc.	21	22,960
NVIDIA Corp.	2,372	413,677
Qualcomm, Inc.	233	30,006
Teradyne, Inc.	23	6,818
Texas Instruments, Inc.	200	38,828
Total Semiconductors & Semiconductor Equipment		1,194,100
Software — 16.7%
Adobe, Inc.*	98	23,822
AppLovin Corp., Class A*	60	23,880
Autodesk, Inc.*	76	18,194
Cadence Design Systems, Inc.*	78	21,674
Crowdstrike Holdings, Inc., Class A*	64	24,986
Datadog, Inc., Class A*	139	16,409
Fair Isaac Corp.*	11	11,743
Fortinet, Inc.*	262	21,411
Intuit, Inc.	60	25,943
Microsoft Corp.	839	310,573
Oracle Corp.	458	67,376
Palantir Technologies, Inc., Class A*	394	57,634
Palo Alto Networks, Inc.*	166	26,613
Roper Technologies, Inc.	46	16,278
Salesforce, Inc.	182	33,974
ServiceNow, Inc.*	229	23,942
Strategy, Inc.*	113	14,102
Synopsys, Inc.*	54	21,410
Workday, Inc., Class A*	93	12,083
Zscaler, Inc.*	80	11,223
Total Software		783,270
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.	1,522	386,268
Dell Technologies, Inc., Class C	146	23,963
Everpure, Inc., Class A*	67	3,955
Hewlett Packard Enterprise Co.	199	4,738
Sandisk Corp.*	23	14,613
Seagate Technology Holdings PLC	80	31,341
Western Digital Corp.	130	35,164
Total Technology Hardware, Storage & Peripherals		500,042
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	234	49,147
Total United States		4,609,978
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $2,780,573)		4,687,084
Other Assets less Liabilities — 0.0%		1,527
NET ASSETS — 100.0%		$4,688,611
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,687,084	$–	$–	$4,687,084
Total Investments in Securities	$4,687,084	$–	$–	$4,687,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.0%
U.S. Treasury Bonds — 0.4%
6.13%, 8/15/29	$800	$857
6.25%, 5/15/30	1,300	1,415
5.38%, 2/15/31	1,600	1,701
Total U.S. Treasury Bonds		3,973
U.S. Treasury Notes — 98.6%
1.88%, 2/28/29	9,700	9,184
4.25%, 2/28/29	12,700	12,848
2.38%, 3/31/29	9,400	9,016
4.13%, 3/31/29	13,400	13,514
2.88%, 4/30/29	8,500	8,265
4.63%, 4/30/29	14,000	14,319
2.38%, 5/15/29	8,600	8,236
2.75%, 5/31/29	8,000	7,743
4.50%, 5/31/29	14,000	14,274
3.25%, 6/30/29	8,000	7,857
4.25%, 6/30/29	13,900	14,074
2.63%, 7/31/29	7,300	7,022
4.00%, 7/31/29	14,000	14,065
1.63%, 8/15/29	7,900	7,353
3.13%, 8/31/29	7,200	7,032
3.63%, 8/31/29	14,000	13,896
3.50%, 9/30/29	14,000	13,835
3.88%, 9/30/29	7,200	7,202
4.00%, 10/31/29	7,000	7,029
4.13%, 10/31/29	13,900	14,016
1.75%, 11/15/29	5,600	5,206
3.88%, 11/30/29	6,900	6,900
4.13%, 11/30/29	14,000	14,118
3.88%, 12/31/29	6,900	6,898
4.38%, 12/31/29	13,900	14,137
3.50%, 1/31/30	6,800	6,706
4.25%, 1/31/30	14,000	14,178
1.50%, 2/15/30	11,600	10,618
4.00%, 2/28/30	20,900	20,982
3.63%, 3/31/30	6,800	6,731
4.00%, 3/31/30	14,000	14,052
3.50%, 4/30/30	6,900	6,797
3.88%, 4/30/30	14,000	13,987
0.63%, 5/15/30	16,000	14,016
3.75%, 5/31/30	6,800	6,760
4.00%, 5/31/30	14,000	14,050
3.75%, 6/30/30	6,900	6,857
3.88%, 6/30/30	14,000	13,981
3.88%, 7/31/30	14,000	13,979
4.00%, 7/31/30	6,900	6,924
0.63%, 8/15/30	20,800	18,064
3.63%, 8/31/30	14,000	13,830
4.13%, 8/31/30	7,200	7,257
3.63%, 9/30/30	14,000	13,828
4.63%, 9/30/30	7,400	7,612
3.63%, 10/31/30	14,000	13,821
4.88%, 10/31/30	7,400	7,689
0.88%, 11/15/30	21,800	19,008
3.50%, 11/30/30	14,000	13,744
4.38%, 11/30/30	7,800	7,943
3.63%, 12/31/30	13,900	13,713
3.75%, 12/31/30	7,900	7,834
3.75%, 1/31/31	13,900	13,783
4.00%, 1/31/31	7,900	7,918
1.13%, 2/15/31	21,100	18,503
4.25%, 2/28/31	8,100	8,206
4.13%, 3/31/31	8,500	8,562
4.63%, 4/30/31	8,800	9,063
1.63%, 5/15/31	20,700	18,467
4.63%, 5/31/31	8,700	8,960
4.25%, 6/30/31	8,800	8,912
4.13%, 7/31/31	8,800	8,858
1.25%, 8/15/31	22,700	19,705
3.75%, 8/31/31	8,800	8,693
3.63%, 9/30/31	8,800	8,635
4.13%, 10/31/31	8,800	8,848
1.38%, 11/15/31	22,200	19,258
4.13%, 11/30/31	8,800	8,845
4.50%, 12/31/31	8,800	9,012
4.38%, 1/31/32	8,800	8,952
1.88%, 2/15/32	20,900	18,540
4.13%, 2/29/32	8,800	8,834
4.13%, 3/31/32	8,800	8,832
4.00%, 4/30/32	8,800	8,769
2.88%, 5/15/32	20,300	18,991
4.13%, 5/31/32	8,800	8,825
4.00%, 6/30/32	8,800	8,762
4.00%, 7/31/32	8,800	8,758
2.75%, 8/15/32	19,500	18,040
3.88%, 8/31/32	8,800	8,691
3.88%, 9/30/32	8,800	8,687
3.75%, 10/31/32	8,800	8,618
4.13%, 11/15/32	19,800	19,812
3.75%, 11/30/32	8,800	8,614
3.88%, 12/31/32	8,700	8,576
4.00%, 1/31/33	8,700	8,635
3.50%, 2/15/33	19,600	18,865
3.75%, 2/28/33	2,600	2,541
Total U.S. Treasury Notes		977,570
TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost: $990,899)		981,543
Other Assets less Liabilities — 1.0%		10,063
NET ASSETS — 100.0%		$991,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$981,543	$–	$981,543
Total Investments in Securities	$–	$981,543	$–	$981,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.9%
U.S. Treasury Bond — 0.6%
4.50%, 2/15/36	$5,900	$6,019
Total U.S. Treasury Bond		6,019
U.S. Treasury Notes — 98.3%
3.38%, 5/15/33	68,700	65,453
3.88%, 8/15/33	75,100	73,739
4.50%, 11/15/33	79,400	81,062
4.00%, 2/15/34	84,600	83,470
4.38%, 5/15/34	84,900	85,802
3.88%, 8/15/34	84,900	82,751
4.25%, 11/15/34	85,000	84,987
4.63%, 2/15/35	84,900	87,115
4.25%, 5/15/35	85,000	84,781
4.25%, 8/15/35	85,000	84,701
4.00%, 11/15/35	85,000	82,921
4.13%, 2/15/36	46,200	45,482
Total U.S. Treasury Notes		942,264
TOTAL INVESTMENTS IN SECURITIES — 98.9% (Cost: $955,361)		948,283
Other Assets less Liabilities — 1.1%		10,523
NET ASSETS — 100.0%		$958,806

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$948,283	$–	$948,283
Total Investments in Securities	$–	$948,283	$–	$948,283

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.2%
U.S. Treasury Floating Rate Notes — 99.2%
3.80%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	$70,000	$70,007
3.84%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	260,000	260,140
3.86%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	255,000	255,240
3.75%, 1/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.098%)(a)	400,000	400,152
3.81%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	188,000	188,203
3.81%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	288,000	288,289
3.84%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	85,000	85,146
3.75%, 1/31/28, (3-month U.S. Treasury Bill Money Market Yield + 0.099%)(a)	100,000	99,989
TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost: $1,646,172)		1,647,166
Other Assets less Liabilities — 0.8%		13,287
NET ASSETS — 100.0%		$1,660,453
(a)	Floating rate note. Coupon shown is in effect at March 31, 2026. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$1,647,166	$–	$1,647,166
Total Investments in Securities	$–	$1,647,166	$–	$1,647,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.9%
U.S. Treasury Bonds — 98.9%
2.50%, 5/15/46	$6,100	$4,193
2.25%, 8/15/46	10,100	6,585
2.88%, 11/15/46	6,000	4,387
3.00%, 2/15/47	11,300	8,426
3.00%, 5/15/47	9,600	7,138
2.75%, 8/15/47	16,100	11,398
2.75%, 11/15/47	16,400	11,576
3.00%, 2/15/48	18,300	13,502
3.13%, 5/15/48	19,800	14,904
3.00%, 8/15/48	21,900	16,078
3.38%, 11/15/48	21,700	17,012
3.00%, 2/15/49	23,200	16,950
2.88%, 5/15/49	23,000	16,352
2.25%, 8/15/49	21,800	13,562
2.38%, 11/15/49	20,300	12,940
2.00%, 2/15/50	25,500	14,848
1.25%, 5/15/50	30,000	14,243
1.38%, 8/15/50	33,700	16,479
1.63%, 11/15/50	33,200	17,326
1.88%, 2/15/51	37,100	20,605
2.38%, 5/15/51	37,200	23,276
2.00%, 8/15/51	37,000	21,073
1.88%, 11/15/51	34,600	19,016
2.25%, 2/15/52	31,600	19,046
2.88%, 5/15/52	29,800	20,669
3.00%, 8/15/52	28,400	20,195
4.00%, 11/15/52	28,600	24,578
3.63%, 2/15/53	28,400	22,798
3.63%, 5/15/53	28,500	22,856
4.13%, 8/15/53	31,600	27,727
4.75%, 11/15/53	32,200	31,317
4.25%, 2/15/54	34,600	30,999
4.63%, 5/15/54	34,600	33,000
4.25%, 8/15/54	34,600	30,994
4.50%, 11/15/54	34,600	32,332
4.63%, 2/15/55	33,400	31,855
4.75%, 5/15/55	33,300	32,426
4.75%, 8/15/55	33,300	32,447
4.63%, 11/15/55	42,600	40,696
4.75%, 2/15/56	16,000	15,602
TOTAL INVESTMENTS IN SECURITIES — 98.9% (Cost: $805,708)		791,406
Other Assets less Liabilities — 1.1%		9,045
NET ASSETS — 100.0%		$800,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$791,406	$–	$791,406
Total Investments in Securities	$–	$791,406	$–	$791,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.1%
U.S. Treasury Bonds — 0.6%
6.38%, 8/15/27	$700	$724
6.13%, 11/15/27	1,600	1,659
5.50%, 8/15/28	1,000	1,038
5.25%, 11/15/28	1,600	1,657
5.25%, 2/15/29	900	937
Total U.S. Treasury Bonds		6,015
U.S. Treasury Notes — 98.5%
1.13%, 2/28/27	2,800	2,735
1.88%, 2/28/27	10,100	9,932
4.13%, 2/28/27	14,000	14,047
4.25%, 3/15/27	11,400	11,456
0.63%, 3/31/27	4,500	4,366
2.50%, 3/31/27	10,400	10,280
3.88%, 3/31/27	14,100	14,120
4.50%, 4/15/27	11,900	11,992
0.50%, 4/30/27	6,400	6,181
2.75%, 4/30/27	9,900	9,794
3.75%, 4/30/27	14,100	14,095
2.38%, 5/15/27	10,400	10,239
4.50%, 5/15/27	11,800	11,888
0.50%, 5/31/27	6,400	6,161
2.63%, 5/31/27	9,800	9,669
3.88%, 5/31/27	14,100	14,111
4.63%, 6/15/27	11,900	12,013
0.50%, 6/30/27	7,500	7,201
3.25%, 6/30/27	9,600	9,535
3.75%, 6/30/27	14,100	14,090
4.38%, 7/15/27	11,700	11,782
0.38%, 7/31/27	8,900	8,504
2.75%, 7/31/27	9,400	9,270
3.88%, 7/31/27	14,100	14,108
2.25%, 8/15/27	8,900	8,714
3.75%, 8/15/27	11,800	11,787
0.50%, 8/31/27	7,600	7,255
3.13%, 8/31/27	9,100	9,012
3.63%, 8/31/27	14,100	14,060
3.38%, 9/15/27	11,900	11,824
0.38%, 9/30/27	9,800	9,311
3.50%, 9/30/27	14,100	14,033
4.13%, 9/30/27	9,000	9,039
3.88%, 10/15/27	11,900	11,909
0.50%, 10/31/27	9,500	9,018
3.50%, 10/31/27	14,100	14,028
4.13%, 10/31/27	8,800	8,837
2.25%, 11/15/27	9,100	8,876
4.13%, 11/15/27	11,900	11,952
0.63%, 11/30/27	10,100	9,582
3.38%, 11/30/27	14,100	13,998
3.88%, 11/30/27	8,600	8,606
4.00%, 12/15/27	11,900	11,934
0.63%, 12/31/27	11,300	10,692
3.38%, 12/31/27	14,000	13,894
3.88%, 12/31/27	8,800	8,807
4.25%, 1/15/28	11,900	11,986
0.75%, 1/31/28	12,500	11,825
3.50%, 1/31/28	22,900	22,772
2.75%, 2/15/28	12,300	12,066
4.25%, 2/15/28	11,900	11,993
1.13%, 2/29/28	12,700	12,075
4.00%, 2/29/28	8,800	8,830
3.88%, 3/15/28	11,900	11,915
1.25%, 3/31/28	11,500	10,938
3.63%, 3/31/28	8,800	8,770
3.75%, 4/15/28	11,900	11,886
1.25%, 4/30/28	12,600	11,960
3.50%, 4/30/28	8,800	8,745
2.88%, 5/15/28	12,800	12,560
3.75%, 5/15/28	11,900	11,885
1.25%, 5/31/28	12,500	11,841
3.63%, 5/31/28	8,400	8,368
3.88%, 6/15/28	11,900	11,919
1.25%, 6/30/28	11,600	10,966
4.00%, 6/30/28	8,800	8,838
3.88%, 7/15/28	11,900	11,916
1.00%, 7/31/28	12,300	11,536
4.13%, 7/31/28	8,800	8,862
2.88%, 8/15/28	12,800	12,532
3.63%, 8/15/28	11,900	11,851
1.13%, 8/31/28	12,300	11,544
4.38%, 8/31/28	9,400	9,520
3.38%, 9/15/28	11,900	11,778
1.25%, 9/30/28	12,500	11,742
4.63%, 9/30/28	10,000	10,193
3.50%, 10/15/28	11,900	11,809
1.38%, 10/31/28	11,700	11,004
4.88%, 10/31/28	10,600	10,872
3.13%, 11/15/28	12,200	11,991
3.50%, 11/15/28	11,900	11,805
1.50%, 11/30/28	11,600	10,926
4.38%, 11/30/28	11,200	11,357
3.50%, 12/15/28	11,900	11,803
1.38%, 12/31/28	11,400	10,679
3.75%, 12/31/28	11,800	11,778
3.50%, 1/15/29	11,900	11,800
1.75%, 1/31/29	10,700	10,108
4.00%, 1/31/29	12,400	12,459
2.63%, 2/15/29	12,000	11,612
3.50%, 2/15/29	15,200	15,070
Total U.S. Treasury Notes		1,003,422
TOTAL INVESTMENTS IN SECURITIES — 99.1% (Cost: $1,014,375)		1,009,437
Other Assets less Liabilities — 0.9%		8,769
NET ASSETS — 100.0%		$1,018,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$1,009,437	$–	$1,009,437
Total Investments in Securities	$–	$1,009,437	$–	$1,009,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Indexed Bonds — 19.8%
1.75%, 1/15/28	$7,300	$11,500
3.63%, 4/15/28	5,700	12,056
2.50%, 1/15/29	6,900	10,845
3.88%, 4/15/29	6,700	14,302
3.38%, 4/15/32	2,600	5,257
2.13%, 2/15/40	4,100	6,040
2.13%, 2/15/41	6,200	8,908
0.75%, 2/15/42	10,000	11,089
0.63%, 2/15/43	8,200	8,544
1.38%, 2/15/44	11,400	13,141
0.75%, 2/15/45	12,800	12,691
1.00%, 2/15/46	6,600	6,717
0.88%, 2/15/47	8,200	7,837
1.00%, 2/15/48	6,100	5,774
1.00%, 2/15/49	5,600	5,121
0.25%, 2/15/50	9,000	6,446
0.13%, 2/15/51	8,900	5,902
0.13%, 2/15/52	11,400	6,911
1.50%, 2/15/53	11,100	9,310
2.13%, 2/15/54	11,600	10,827
2.38%, 2/15/55	13,200	12,636
Total U.S. Treasury Inflation-Indexed Bonds		191,854
U.S. Treasury Inflation-Indexed Notes — 79.8%
0.13%, 4/15/27	26,200	30,019
0.38%, 7/15/27	20,100	26,727
1.63%, 10/15/27	27,500	30,679
0.50%, 1/15/28	20,700	27,089
1.25%, 4/15/28	27,500	29,942
0.75%, 7/15/28	18,300	23,649
2.38%, 10/15/28	28,900	31,774
0.88%, 1/15/29	15,900	20,337
2.13%, 4/15/29	26,700	28,829
0.25%, 7/15/29	19,000	23,498
1.63%, 10/15/29	31,500	33,075
0.13%, 1/15/30	21,500	26,013
1.63%, 4/15/30	33,000	34,063
0.13%, 7/15/30	23,600	28,498
1.13%, 10/15/30	34,500	34,383
0.13%, 1/15/31	24,800	29,135
0.13%, 7/15/31	26,000	29,479
0.13%, 1/15/32	29,200	31,537
0.63%, 7/15/32	31,700	33,489
1.13%, 1/15/33	32,200	33,874
1.38%, 7/15/33	32,100	33,612
1.75%, 1/15/34	34,400	36,245
1.88%, 7/15/34	36,500	38,011
2.13%, 1/15/35	38,500	40,340
1.88%, 7/15/35	40,600	40,940
Total U.S. Treasury Inflation-Indexed Notes		775,237
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $981,913)		967,091
Other Assets less Liabilities — 0.4%		4,059
NET ASSETS — 100.0%		$971,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree TIPS Digital Fund (TIPSX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$967,091	$–	$967,091
Total Investments in Securities	$–	$967,091	$–	$967,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Premium Income Digital Fund (WTPIX)

March 31, 2026

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.7%
U.S. Treasury Bills — 98.7%
3.71%, 5/14/26*^	$730,000	$726,836
3.65%, 8/6/26*	730,000	720,785
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,447,682)		1,447,621
	Shares
MUTUAL FUND — 3.6%
United States — 3.6%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(a)
(Cost: $53,500)	53,500	53,500
TOTAL INVESTMENTS IN SECURITIES — 102.3% (Cost: $1,501,182)		1,501,121
Other Liabilities less Assets — (2.3)%		(34,086)
NET ASSETS — 100.0%		$1,467,035
*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	All or a portion of this security is held by the broker as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $298,700 as of March 31, 2026.
(a)	Rate shown represents annualized 7-day yield as of March 31, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
S&P 500 Index*	(1)	$(668,000)	$6,680	4/17/2026	$(19,456)	$6	$(19,450)
S&P 500 Index*	(1)	(649,000)	6,490	5/1/2026	(24,572)	10,297	(14,275)
					$(44,028)	$10,303	$(33,725)
*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Premium Income Digital Fund (WTPIX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$1,447,621	$–	$1,447,621
Mutual Fund	–	53,500	–	53,500
Total Investments in Securities	$–	$1,501,121	$–	$1,501,121
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(33,725)	$–	$(33,725)
Total - Net	$–	$1,467,396	$–	$1,467,396

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX)

March 31, 2026

Investments	Shares	Value
COMMON STOCKS — 72.9%
United States — 72.9%
Capital Markets — 25.1%
Ares Capital Corp.	6,207	$111,850
Blue Owl Capital Corp.	10,031	110,943
Blue Owl Technology Finance Corp.	9,255	114,669
FS KKR Capital Corp.	10,932	111,288
Golub Capital BDC, Inc.	8,993	113,851
Hercules Capital, Inc.	7,826	115,590
Main Street Capital Corp.	2,062	109,204
Sixth Street Specialty Lending, Inc.	6,231	114,526
Total Capital Markets		901,921
Mortgage Real Estate Investment Trusts (REITs) — 47.8%
AGNC Investment Corp.	11,340	113,740
Annaly Capital Management, Inc.	5,346	113,068
Apollo Commercial Real Estate Finance, Inc.	10,924	115,357
Arbor Realty Trust, Inc.	14,971	115,426
ARMOUR Residential REIT, Inc.	7,167	119,546
Blackstone Mortgage Trust, Inc., Class A	6,053	115,915
BrightSpire Capital, Inc.	20,413	114,313
Chimera Investment Corp.	8,901	111,707
Dynex Capital, Inc.	9,117	116,333
Ellington Financial, Inc.	9,842	116,628
Franklin BSP Realty Trust, Inc.	12,938	109,844
Ladder Capital Corp.	11,403	111,407
MFA Financial, Inc.	11,641	111,521
Rithm Capital Corp.	12,523	118,718
Starwood Property Trust, Inc.	6,526	112,378
Total Mortgage Real Estate Investment Trusts (REITs)		1,715,901
TOTAL COMMON STOCKS (Cost: $2,890,181)		2,617,822
CLOSED-END FUNDS — 25.9%
United States — 25.9%
BlackRock Corporate High Yield Fund, Inc.	13,402	114,185
Blackstone Secured Lending Fund	4,641	109,945
Eaton Vance Limited Duration Income Fund	12,257	115,829
Guggenheim Strategic Opportunities Fund	10,456	115,225
Nuveen Floating Rate Income Fund	15,342	115,372
Oxford Lane Capital Corp.	13,028	127,414
PIMCO Corporate & Income Opportunity Fund	9,530	114,932
PIMCO Dynamic Income Fund	6,704	114,705
TOTAL CLOSED-END FUNDS (Cost: $1,032,709)		927,607
TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost: $3,922,890)		3,545,429
Other Assets less Liabilities — 1.2%		43,270
NET ASSETS — 100.0%		$3,588,699

See Notes to Schedule of Investments.

Schedule of Investments(unaudited) (concluded)

WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX)

March 31, 2026

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,617,822	$–	$–	$2,617,822
Closed-End Funds	927,607	–	–	927,607
Total Investments in Securities	$3,545,429	$–	$–	$3,545,429

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The WisdomTree Short-Duration Income Digital Fund, WisdomTree Siegel Global Equity Digital Fund, WisdomTree Siegel Longevity Digital Fund, WisdomTree Siegel Moderate Digital Fund and WisdomTree Private Credit and Alternative Income Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (“WTDM”), the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (concluded)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.